Condensed Consolidated Balance Sheets [Parenthetical] (USD $)	Sep. 30, 2013	Dec. 31, 2012
Available-for-sale Securities Pledged as Collateral (in dollars)	$ 417,552,903	$ 66,337,080
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, shares authorized		50,000,000
Preferred stock, shares outstanding		0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	7,389,250	1,656,250
Common stock, shares outstanding	7,389,250	1,656,250